Individual Balance Sheets - TWD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Statement of financial position [abstract]
Cash and cash equivalents	$ 150,108	$ 202,465	$ 255,390
Current financial assets at amortised cost	97,350	92,115	93,420
Accounts receivable, net	4,714	5,522	4,194
Current tax assets	2,082	1,794	1,052
Inventories	38,120	45,275	58,713
Prepayments	3,407	4,892	3,897
Other current assets	46,536	29,455	268
Current Assets	342,317	381,518	416,934
Property, plant and equipment	48,264	47,996	54,922
Right-of-use assets	9,024	7,474	12,449
Deferred income tax assets	7,280	4,820	3,674
Other non-current assets	11,183	7,007	7,014
Non-current assets	75,751	67,297	78,059
Total assets	418,068	448,815	494,993
Short-term borrowings	90,000	90,000	90,000
Current contract liabilities	177	99
Accounts payable	346	29	428
Other payables	11,561	11,069	8,667
Other payables to related parties	2,487
Current lease liabilities	5,562	7,003	8,875
Long-term liabilities, current portion	10,910	13,785	19,817
Other current liabilities, others	551	545	501
Current Liabilities	121,594	122,530	128,288
Long-term borrowings	36,983	36,688	37,673
Deferred income tax liabilities	3,645	1,299	2,424
Non-current lease liabilities	3,259		3,208
Non-current liabilities	43,887	37,987	43,305
Total Liabilities	165,481	160,517	171,593
Share capital - common stock	281,510	281,510	281,510
Capital surplus	46,365	46,365	46,365
Legal reserve	13,956	13,956	13,956
Accumulated deficit	(89,244)	(53,533)	(18,431)
Total equity	252,587	288,298	323,400
Total liabilities and equity	$ 418,068	$ 448,815	$ 494,993